REVENUE (Tables)	12 Months Ended
Dec. 31, 2020
Revenue [abstract]
Disclosure of detailed information about revenue [Table Text Block]

	Year Ended
	December 31,	December 31,
	2020	2019

Silver Sales (1)	$74,733	$66,054
Gold Sales (1)	65,554	55,670
Less: smelting and refining costs	(1,826)	(4,303)
Revenue	$138,461	$117,421

(1) Changes in fair value from provisional pricing in the period are included in silver and gold sales.

Disclosure of disaggregation of revenue from contracts with customers [Table Text Block]
	Year Ended
	December 31,	December 31,
Revenue by product	2020	2019

Concentrate sales	$54,264	$71,916
Provisional pricing adjustments	1,238	806
Total revenue from concentrate sales	55,502	72,722
Refined metal sales	82,959	44,699
Total revenue	$138,461	$117,421